CERTIFICATION




         Pursuant to Rule 497(j), American Pension Investors Trust (1933 Act File No. 002-96538, 1940 Act File No. 811-04262) ("Registrant") hereby certifies
(a) that the form of Prospectus used with respect to the Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 32 ("Amendment No. 32") to the Registrant's Registration Statement on Form N-1A and
(b) that Amendment No. 32 was filed electronically.





                                         American Pension Investors Trust



Dated:  October 3, 2001                  By:      /s/CHARLES D. FOSTER
                                                  ----------------------------
                                                  Charles D. Foster
                                                  Chief Financial Officer